Sales (Schedule of Sales by Major Customer) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Revenue	$ 263,296	$ 268,111
Customer One [member]
Disclosure of major customers [line items]
Revenue	162,082
Customer Two [member]
Disclosure of major customers [line items]
Revenue	66,429	79,523
Customer Three [member]
Disclosure of major customers [line items]
Revenue		106,850
Customer Four [member]
Disclosure of major customers [line items]
Revenue		73,146
Customer Five [Member]
Disclosure of major customers [line items]
Revenue	$ 34,785	$ 8,592